FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Nov. 30, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of financial assets and financial liabilities

		Financial assets
		and liabilities
	Amortized	designated as
	cost	FVTPL	Total
	$	$	$
Assets
Cash	16,053	—	16,053
Restricted short-term investments	—	301	301
Receivables (excluding unbilled revenue)	28,224	—	28,224
Indemnity asset	11,368	—	11,368
Liabilities
Accounts payable and accrued liabilities	36,926	—	36,926
Contingent consideration	—	2,618	2,618
Other liability	11,368	—	11,368
Contractual obligation	8,879	—	8,879
Lease liabilities	5,644	—	5,644
Term loan and other debt	9,739	—	9,739